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NORTHWESTERN MUTUAL LIFE
720 East Wisconsin Avenue
Milwaukee, WI 53202
414-665-7369

                                  May 2, 2003

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: Northwestern Mutual Series Fund, Inc.
         File No. 2-89971
         EDGAR CIK: 0000742212


Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information dated May 1, 2003 for the above-referenced entity do not differ from that contained in Post-Effective Amendment No. 24 (the "Amendment") to the Registration Statement on Form N-1A. This Amendment was filed electronically on May 1, 2003

     Any comments on this filing should be directed to Merrill C. Lundberg, Assistant General Counsel, at 414-665-7369.

     This filing is being effected by direct transmission to the Commission's EDGAR System.

                                  Very truly yours,

                                  /s/Sara A. Holm
                                  Paralegal Specialist